Share-Based Compensation Plans Nonvested Restricted Stock Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Awards, Nonvested, Number of Shares [Roll Forward]
Nonvested, Beginning Balance	4,040,782
Granted in Period	989,050	[1]	1,015,273	1,011,876
Vested in Period	(778,553)
Forfeited in Period	(118,905)
Nonvested, Ending Balance	4,132,374		4,040,782
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 21.24
Granted in Period, Weighted Average Grant Date Fair Value	$ 24.25	[1]	$ 18.06	$ 19.97
Vested in Period, Weighted Average Grant Date Fair Value	$ 22.63
Forfeited in Period, Weighted Average Grant Date Fair Value	$ 22.14
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 21.67		$ 21.24
Class B Common Stock Bonus [Member]
Restricted Stock Awards, Nonvested, Number of Shares [Roll Forward]
Granted in Period	474,050
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	3 years
Class B Common Stock Key Employees [Member]
Restricted Stock Awards, Nonvested, Number of Shares [Roll Forward]
Granted in Period	515,000
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	10 years
Minimum [Member]
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	3 years
Lapse of restrictions on vested portion of restricted stock award	5 years
Maximum [Member]
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	10 years
Lapse of restrictions on vested portion of restricted stock award	10 years

[1]	During 2013, Federated awarded 474,050 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2013, Federated awarded 515,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards' fifth- and tenth-year anniversaries.